Offerings	Mar. 26, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 82,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,630.75
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 82,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00